Employee Retirement and Severance Benefits (Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Japan
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 909,634	¥ 911,121
Service cost	29,063	30,194	¥ 30,604
Interest cost	¥ 4,851	¥ 4,815	4,064
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Expense	Interest Expense
Plan participants' contributions	¥ 0
Actuarial (gain) loss	(101,222)	¥ 2,935
Benefits paid	(46,055)	(39,390)
Plan amendments	(44)	(41)
Curtailments and settlements	(1,478)	0
Projected benefit obligations at end of year	794,749	909,634	911,121
Change in plan assets:
Fair value of plan assets at beginning of year	756,743	724,039
Actual return on plan assets	(50,994)	52,688
Employer contributions	13,400	11,652
Plan participants' contributions	0
Benefits paid	(35,321)	(31,636)
Settlements		0
Fair value of plan assets at end of year	683,828	756,743	724,039
Funded status at end of year	(110,921)	(152,891)
Foreign Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	476,230	477,337
Service cost	7,551	3,827	5,303
Interest cost	7,301	5,965	6,087
Plan participants' contributions	741	658
Actuarial (gain) loss	(158,318)	(21,133)
Benefits paid	(19,420)	(13,471)
Plan amendments	608	(10,617)
Curtailments and settlements	(1,669)	(682)
Foreign currency exchange rate changes	30,679	34,346
Projected benefit obligations at end of year	343,703	476,230	477,337
Change in plan assets:
Fair value of plan assets at beginning of year	394,912	321,713
Actual return on plan assets	(135,292)	24,024
Employer contributions	18,305	32,130
Plan participants' contributions	741	658
Benefits paid	(19,420)	(13,471)
Settlements	(106)	1,743
Foreign currency exchange rate changes	29,411	28,115
Fair value of plan assets at end of year	288,551	394,912	¥ 321,713
Funded status at end of year	¥ (55,152)	¥ (81,318)